Concentrations and Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
7. Concentrations and Credit Risk

Customers and Credit Concentrations

Customer concentrations and credit concentrations are as follows:

	Net Revenue for the reporting period ended		Accounts Receivable at
	September 30, 2014	September 30, 2013	September 30, 2014	December 31, 2013

Customer A	32.0%	63.6%	-%	-%

Customer B	15.0%	36.4%	-%	-%

Customer C	53.0%	-%	-%	-%

	100.0%	100.0%	-%	-%

A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s results of operations and financial condition.

Customers and Credit Concentrations

Customer concentrations and credit concentrations are as follows:

	Net Revenue for the reporting period ended		Accounts Receivable at
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Customer A	22.8%	76.8%	-%	81.1%

Customer B	53.9%	-%	-%	-%

Customer C	16.2%	-%	-%	18.9%
	92.9%	76.8%	-%	100.0%

A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s results of operations and financial condition.